Goodwill and Intangible Assets and Acquisition of Intermeccanica (Detail Textuals) - Intermeccanica - CAD ($)	1 Months Ended	12 Months Ended
	Oct. 18, 2017	Dec. 31, 2018	Dec. 31, 2017
Acquisition Of Intermeccanica (Textual)
Debt instruments issued	$ 10,000,000
Note bears interest	5.00%
Promissory note payable in installments	$ 500,000
Note paid date	January 28, 2018
Recoverable amount of cash- generating determined to fair value less costs to sell			$ 1,157,206
Impairment in net loss			$ 1,342,794
Total purchase consideration	$ 2,500,000
Initial payment	100,000
Additional cash paid prior to acquisition	200,000
Promissory note	1,500,000
Amount paid for acquisition	$ 700,000
Amortization relating to acquired intangible assets		$ 26,454